Accounts payable and accrued liabilities (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Schedule of Accounts Payables and Accrued Liabilities

At June 30, 2025 and December 31, 2024, accounts payable and accrued liabilities consisted of the following:

	December 31, 2024	June 30, 2025
	S$’000	S$’000
Accounts payable	$79	$4
Other payables	21	239
Accrued expenses	168	137
Deposits received	99	98
Deferred revenue	352	360
	$719	$838

	As of December 31,
	2023	2024
	S$’000	S$’000
Accounts payable	67	79
Other payables	-	21
Accrued expenses	24	168
Deposits received	89	99
Deferred revenue	462	352
	642	719